Lord Abbett Equity Trust

90 Hudson Street

Jersey City, New Jersey 07302-3973

December 5, 2011

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549-4720

Re:	Lord Abbett Equity Trust (the “Registrant”)
1933 Act File No. 333-60304
1940 Act File No. 811-10371

Ladies/Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, please be advised that there are no changes to the Prospectus and Statement of Additional Information contained in Post-Effective Amendment No. 14 to the above-referenced Registrant’s Registration Statement on Form N-1A filed pursuant to Rule 485(b) with the SEC on November 22, 2011.

Any communications relating to this filing should be directed to the undersigned at (201) 827-2603.

Very truly yours,

/s/ Jessica Di Perna Bell
Jessica Di Perna Bell
Paralegal
Lord, Abbett & Co. LLC